Leases - Sale and Leaseback (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Jul. 18, 2023	Mar. 22, 2023	Nov. 13, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
Cash outflow for leases					€ 3,567	€ 3,067	€ 3,018
Adjustment to previously disclosed amount of cash outflow for leases due to reclassification to discontinuing operations						€ 1,412	€ 1,320
Vantage Towers A.G
Leases
Ownership interest in subsidiary			85.80%
Oak Holdings 1 GmbH | Vantage Towers A.G
Leases
Ownership interest in subsidiary		89.30%				89.30%
Vantage Towers
Leases
Gains on disposals of investments						€ 9,287
Gain on proportion of sold asset that has been retained through the leaseback						€ 680
Oak Holdings 1 GmbH
Leases
Ownership interest of joint venture	60.30%	64.20%		64.20%	60.30%	64.20%
Mobile Base Station
Leases
Net book value						€ 4,793